Financial Risk Management - Summary of Groups Regional Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 445,790,063	₩ 434,081,766
Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	412,613,603	401,889,981
Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	4,582,089	4,668,315
China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	7,084,888	7,003,080
Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	910,244	1,148,442
United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	5,817,090	5,112,400
Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	7,155,898	6,304,919
Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,963,455	3,879,322
Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,662,796	4,075,307
Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 451,252,868	₩ 438,242,749
%	[1]	100.00%	100.00%
Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 416,627,540	₩ 404,923,014
%	[1]	92.33%	92.40%
Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 4,611,356	₩ 4,694,011
%	[1]	1.02%	1.07%
Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 7,122,512	₩ 7,042,105
%	[1]	1.58%	1.61%
Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 912,316	₩ 1,150,197
%	[1]	0.20%	0.26%
Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 5,985,577	₩ 5,130,629
%	[1]	1.33%	1.17%
Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 7,399,442	₩ 6,378,642
%	[1]	1.64%	1.46%
Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 4,728,650	₩ 4,674,631
%	[1]	1.05%	1.07%
Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 3,865,475	₩ 4,249,520
%	[1]	0.85%	0.96%
Allowances
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ (5,462,805)	₩ (4,160,983)
Allowances | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(4,013,937)	(3,033,033)
Allowances | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(29,267)	(25,696)
Allowances | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(37,624)	(39,025)
Allowances | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(2,072)	(1,755)
Allowances | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(168,487)	(18,229)
Allowances | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(243,544)	(73,723)
Allowances | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(765,195)	(795,309)
Allowances | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	(202,679)	(174,213)
Retail | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	189,692,289	188,437,899
Retail | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	184,016,939	183,102,083
Retail | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	73,105	140,060
Retail | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Retail | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,466,607	2,610,472
Retail | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,474,419	1,735,571
Retail | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	661,219	849,713
Corporate | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	239,210,608	227,195,257
Corporate | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	210,306,079	199,258,559
Corporate | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	4,611,356	4,694,011
Corporate | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	7,048,870	6,901,682
Corporate | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	912,224	1,150,151
Corporate | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	5,985,577	5,130,629
Corporate | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,931,738	3,768,170
Corporate | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,216,033	2,896,037
Corporate | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	3,198,731	3,396,018
Credit card | Loans
Group Regional Loans [Line Items]
Loans And Receivables	[1]	22,349,971	22,609,593
Credit card | Loans | Korea
Group Regional Loans [Line Items]
Loans And Receivables	[1]	22,304,522	22,562,372
Credit card | Loans | Europe
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | China
Group Regional Loans [Line Items]
Loans And Receivables	[1]	537	363
Credit card | Loans | Japan
Group Regional Loans [Line Items]
Loans And Receivables	[1]	92	46
Credit card | Loans | United States
Group Regional Loans [Line Items]
Loans And Receivables	[1]	0	0
Credit card | Loans | Cambodia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	1,097	0
Credit card | Loans | Indonesia
Group Regional Loans [Line Items]
Loans And Receivables	[1]	38,198	43,023
Credit card | Loans | Others
Group Regional Loans [Line Items]
Loans And Receivables	[1]	₩ 5,525	₩ 3,789

[1]	Amount includes loans measured at fair value through profit or loss, other comprehensive income, and amortized cost.